Provisions and contingent liabilities - Additional information (Details) R$ in Thousands	Dec. 31, 2024 BRL (R$) claim	Dec. 31, 2023 BRL (R$) claim	Dec. 31, 2022 BRL (R$)	Dec. 31, 2021 BRL (R$)
Disclosure of contingent liabilities [line items]
Other provisions	R$ 146,173	R$ 97,678	R$ 43,541	R$ 29,308
Estimated financial effect of contingent liabilities	2,481,746	1,826,688
Tax
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities	1,338,518	653,714
Civil
Disclosure of contingent liabilities [line items]
Other provisions	R$ 58,738	R$ 37,921
Number of civil and administrative claims for which the likelihood of loss has been classified as probable | claim	681	777
Estimated financial effect of contingent liabilities	R$ 970,615	R$ 883,485
Labor Contingent Liability [Member]
Disclosure of contingent liabilities [line items]
Other provisions	R$ 85,895	R$ 57,965
Number of civil and administrative claims for which the likelihood of loss has been classified as probable | claim	275	116
Estimated financial effect of contingent liabilities	R$ 172,613	R$ 289,489